Note 8 - Goodwill and Other Intangible Assets - Estimated Aggregate Amortization Expense of Intangible Assets (Details) ¥ in Thousands	Mar. 31, 2017 JPY (¥)
2018	¥ 365,460
2019	355,410
2020	346,223
2021	336,787
2022	¥ 327,101